Subsequent Events (Details) - USD ($)	Feb. 24, 2023	Jul. 20, 2023	Jun. 30, 2023	Mar. 03, 2023	Dec. 31, 2022	Nov. 14, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Office premises consideration		$ 6,150,000
Fixed interest rate	8.00%						51.00%
Ordinary shares					55,500,000
Total issued and outstanding ordinary shares	20.00%
Price per share			$ 1.44	$ 2.1575	$ 1.54	$ 5.71
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Percentage of Investment	8.37%
Subscription of convertible loan notes	$ 1,673,525
Maturity date	Apr. 30, 2024
Payment for subscription of convertible loan notes	$ 589,086
Ordinary shares	11,675,397			1,200,000